Equity-based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
As described in Note 23 to the Consolidated Financial Statements in the Form 20-F, Alcon has various equity incentive plans, under which Alcon may grant awards in the form of restricted stock units ("RSUs"), performance-based restricted stock units ("PSUs"), restricted stock awards ("RSAs"), or any other form of award at the discretion of the Board. Certain associates in select countries may also participate in share ownership savings plans.
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2026 and 2025.

	Six months ended June 30
(shares in millions)	2026	2025
Unvested at January 1	5.7	5.2
Granted	2.1	2.4
Vested	(1.8)	(1.6)
Forfeited	(0.2)	(0.2)
Unvested at June 30	5.8	5.8